Shareholder Report, Holdings (Details)	May 31, 2024
C000091187 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000091187 [Member] | DMG Mori Co Ltd Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000091187 [Member] | Gift Holdings Inc Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000091187 [Member] | Rheinmetall AG Germany [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000091187 [Member] | ADENTRA Inc Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000091187 [Member] | Kitron A S A Norway [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000091187 [Member] | Senshu Electric Co Ltd Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000091187 [Member] | Hill And Smith PLC United Kingdom [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000091187 [Member] | Howden Joinery Group PLC United Kingdom [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000091187 [Member] | Sarantis S A Greece [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000091187 [Member] | Vidrala S A Spain [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000091187 [Member] | All Other [Member]
Holdings [Line Items]
Percent of Total Investments	26.20%
C000091187 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000091187 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000091187 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000091187 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000091187 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000091187 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000091187 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.80%
C000091187 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000091187 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000091187 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000091187 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	3.30%
C000091187 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	12.20%
C000091187 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	3.30%
C000091187 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	6.40%
C000091187 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	3.30%
C000091187 [Member] | FINLAND
Holdings [Line Items]
Percent of Total Investments	2.90%
C000091187 [Member] | NORWAY
Holdings [Line Items]
Percent of Total Investments	3.70%
C000091187 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	34.20%
C000091187 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	4.50%
C000091187 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
C000091187 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000091188 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000091188 [Member] | DMG Mori Co Ltd Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000091188 [Member] | Gift Holdings Inc Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000091188 [Member] | Rheinmetall AG Germany [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000091188 [Member] | ADENTRA Inc Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000091188 [Member] | Kitron A S A Norway [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000091188 [Member] | Senshu Electric Co Ltd Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000091188 [Member] | Hill And Smith PLC United Kingdom [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000091188 [Member] | Howden Joinery Group PLC United Kingdom [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000091188 [Member] | Sarantis S A Greece [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000091188 [Member] | Vidrala S A Spain [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000091188 [Member] | All Other [Member]
Holdings [Line Items]
Percent of Total Investments	26.20%
C000091188 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000091188 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000091188 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000091188 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000091188 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000091188 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000091188 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.80%
C000091188 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000091188 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000091188 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000091188 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	3.30%
C000091188 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	12.20%
C000091188 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	3.30%
C000091188 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	6.40%
C000091188 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	3.30%
C000091188 [Member] | FINLAND
Holdings [Line Items]
Percent of Total Investments	2.90%
C000091188 [Member] | NORWAY
Holdings [Line Items]
Percent of Total Investments	3.70%
C000091188 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	34.20%
C000091188 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	4.50%
C000091188 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
C000091188 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000188985 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000188985 [Member] | DMG Mori Co Ltd Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000188985 [Member] | Gift Holdings Inc Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000188985 [Member] | Rheinmetall AG Germany [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000188985 [Member] | ADENTRA Inc Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000188985 [Member] | Kitron A S A Norway [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000188985 [Member] | Senshu Electric Co Ltd Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000188985 [Member] | Hill And Smith PLC United Kingdom [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000188985 [Member] | Howden Joinery Group PLC United Kingdom [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000188985 [Member] | Sarantis S A Greece [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000188985 [Member] | Vidrala S A Spain [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000188985 [Member] | All Other [Member]
Holdings [Line Items]
Percent of Total Investments	26.20%
C000188985 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000188985 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000188985 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000188985 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000188985 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000188985 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000188985 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.80%
C000188985 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000188985 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000188985 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000188985 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	3.30%
C000188985 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	12.20%
C000188985 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	3.30%
C000188985 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	6.40%
C000188985 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	3.30%
C000188985 [Member] | FINLAND
Holdings [Line Items]
Percent of Total Investments	2.90%
C000188985 [Member] | NORWAY
Holdings [Line Items]
Percent of Total Investments	3.70%
C000188985 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	34.20%
C000188985 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	4.50%
C000188985 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
C000188985 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%